MORGAN STANLEY & CO. INCORPORATED
MERRILL LYNCH, PIERCE, FENNER & SMITH
                              INCORPORATED

c/o Morgan Stanley & Co. Incorporated
1585 Broadway
New York, NY 10036

July 20, 2007

Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 4561
100 F Street, N.E.
Washington, D.C. 20549

Attention: David L. Orlic

Re:	BladeLogic, Inc. Registration Statement on Form S-1 Registration File No. 333-141915

Dear Mr. Orlic:

In accordance with Rule 461 of the Securities Act of 1933, as amended (the “Act”), we hereby join in the request of BladeLogic, Inc. for acceleration of the effective date of the above-named Registration Statement so that it becomes effective at 3:00 p.m. (Washington, D.C. time) on July 24, 2007, or as soon thereafter as practicable.

Pursuant to Rule 460 under the Act, please be advised that between July 2, 2007 and July 20, 2007, the undersigned effected the following approximate distribution of copies of the Preliminary Prospectus dated July 2, 2007 (the “Preliminary Prospectus”):

No. of Copies
Prospective Underwriters	16,346
Dealers	0
Institutions	1,180
Others	98
Total	17,624

In connection with the Preliminary Prospectus distribution for the above-referenced issue, the prospective underwriters have confirmed that they are  complying with the 48-hour requirement as promulgated by Rule 15c2-8 under the Securities Exchange Act of 1934, as amended.

Very truly yours,

MORGAN STANLEY & CO. INCORPORATED
MERRILL LYNCH, PIERCE, FENNER & SMITH
INCORPORATED

Acting severally on behalf of themselves
and the several Underwriters

By: Morgan Stanley & Co. Incorporated

By:	/s/ John D. Tyree
	Name:	John D. Tyree
	Title:	Executive Director